Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net income (loss)	$ 305,084	$ 208,466	$ (150,581)
Unrealized (loss) income on interest rate swaps, net	(5,180)	24,840	19,819
Comprehensive income (loss)	299,904	233,306	(130,762)
Less: comprehensive income attributable to the non-controlling interest	(4,902)	(4,232)	(820)
Comprehensive income (loss) attributable to Tsakos Energy Navigation Limited	$ 295,002	$ 229,074	$ (131,582)